NOTE 4 - FAIR VALUE OF ASSETS AND LIABILITIES (Detail) - Schedule of Fair Value Measurement of Assets and Liabilities (USD $)	Dec. 29, 2012		Dec. 31, 2011	Jan. 01, 2011
Interest rate swaps	$ (400,000)		$ (250,000)
Contingent consideration (see Note 3) (2)	(359,000)		0	0
	(759,000)
Fair Value, Inputs, Level 2 [Member]
Interest rate swaps	(400,000)	[1]	(250,000)
	(400,000)
Fair Value, Inputs, Level 3 [Member]
Contingent consideration (see Note 3) (2)	(359,000)	[2]
	$ (359,000)

[1]	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap's contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).
[2]	The contingent consideration liabilities' fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.